INCOME TAX	6 Months Ended
Jun. 30, 2026
INCOME TAX
INCOME TAX
18.	INCOME TAX

The statutory income tax rate for the Group’s major operating entities is 25% for the six months ended June 30, 2026 and 2025. The effective income tax rate for the six months ended June 30, 2026 and 2025 was (0.44%) and (5.05%), respectively. Due to the Group’s continuous loss-making status, valuation allowance was fully provided for deferred tax assets as of June 30, 2026 and December 31, 2025.